SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Interest costs capitalised	$ 4.6	$ 0.9
Loss on disposal and write-down of assets	11.7	2.1
Adjustments for provisions	(1.1)	(3.4)
Cash at bank	365.2	523.8
Bank short-term deposits	$ 1.3	$ 1.2